Commitments	12 Months Ended
Jan. 03, 2021
Commitments [Line Items]
Commitments
27.	Commitments

Lease arrangements

The Group leases warehouses and an administrative office space that expired on January 3, 2021 and that were renewed for three months in order to relocate the operations to the new distribution center (see Note 1.i). Rental expense for the periods of 2020, 2019 and 2018 was Ps. 15,703, Ps. 11,605 and Ps. 14,169, respectively.

Borrowings

The secured lines of credit with Banamex, for up to Ps. 400,000 and Ps. 195,000 (see Note 15) have a lien for the land acquired to build the Group’s new corporate headquarters and distribution center (see Note 10).